Parent Company Financial Data (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

Condensed Balance Sheets

	December 31,
	2019	2018
	(dollars in thousands)
Assets
Cash and demand deposits	$526	$287
Interest-earning deposits	1,589	1,256
Investments in:
Bank subsidiaries	45,770	43,042
Nonbank subsidiaries	381	450
Other assets	2,073	1,638
Total assets	$50,339	$46,673
Liabilities and shareholders’ equity
Master notes	$626	$1,190
Short term debt	—	—
Long term debt	9,992	9,974
Other liabilities	1,518	989
Total liabilities	12,136	12,153
Shareholders’ equity	38,203	34,520
Total liabilities and shareholders’ equity	$50,339	$46,673

Condensed Statements of Income

Condensed Statements of Income

	2019	2018	2017
	(dollars in thousands)
Equity in undistributed earnings (loss) of subsidiaries	$1,206	$2,026	$745
Dividends received from subsidiaries	2,750	1,150	1,500
Interest income	15	17	6
Other income	41	80	93
Interest expense	(577)	(571)	(564)
Other operating expense	(578)	(410)	(436)
Income tax benefit	230	185	267
Net income	$3,087	$2,477	$1,611
Consolidated net income	$3,087	$2,477	$1,611
Less: Net income attributable to noncontrolling interest	(564)	(570)	(592)
Net income attributable to Uwharrie Capital Corp	2,523	1,907	1,019
Net income available to common shareholders	$2,523	$1,907	$1,019
Net income per common share
Basic	$0.36	$0.26	$0.14
Diluted	$0.36	$0.26	$0.14
Weighted average shares outstanding
Basic	7,066,880	7,229,333	7,427,036
Diluted	7,066,880	7,229,333	7,427,804

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	2019	2018	2017
	(dollars in thousands)
Cash flows from operating activities
Net income	$3,087	$2,477	$1,611
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed (earnings) loss of subsidiaries	(1,206)	(2,026)	(745)
Increase in other assets	(435)	(198)	(124)
Increase in other liabilities	528	220	267
Net cash provided by operating activities	1,974	473	1,009
Cash flows from financing activities
Decrease in master notes	(564)	(562)	(410)
Decrease in short-term debt	—	—	(500)
Increase (decrease) in long-term debt	(440)	440	—
Net increase in subordinated debentures	458	—	—
Net increase in investment in subsidiaries	—	(250)	—
Net proceeds from issuance of common stock - stock options	—	65	—
Repurchase of common stock, net	(850)	(747)	(391)
Cash paid for fractional shares	(7)	(7)	(7)
Other, net	1	—	—
Net cash used by financing activities	(1,402)	(1,061)	(1,308)
Net decrease in cash and cash equivalents	572	(588)	(299)
Cash and cash equivalents at beginning of year	1,543	2,131	2,430
Cash and cash equivalents at end of year	$2,115	$1,543	$2,131